Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Revenues	$ 18,572	$ 15,909	$ 37,385	$ 32,144
Vessel operating expenses	(9,831)	(10,568)	(19,678)	(22,236)
General and administrative	(6,990)	(4,999)	(13,498)	(11,254)
Interest income	1,217		1,217
Interest expense	(166)	(112)	(224)	(166)
Net income from related party transactions from discontinued operations	$ 6,992	$ 27,073	$ 19,255	$ 41,209